Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Nov. 18, 2021 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Number of ordinary shares outstanding	[1]	505,183,788	505,183,788		479,219,628	475,706,748	472,225,380
Ordinary shares, shares issued		505,183,788	505,183,788		479,219,628
Stock repurchased during period value | ¥		¥ 31,204
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares		664,268	664,268
Stock repurchased during period value		¥ 31,204	$ 4,897
American Depositary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares		166,067	166,067
American Depositary Shares [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Amount of stock repurchase plan authorized | $				$ 200,000

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.